FORECLOSED ASSETS, (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Property	Dec. 31, 2016 USD ($)
FORECLOSED ASSETS [Abstract]
Balance, beginning of year	$ 1,011	$ 1,994
Additions	520	609
Proceeds from sale	(523)	(1,165)
Valuation adjustments	(195)	(373)
Losses on sales	(24)	(54)
Balance, end of year	$ 789	$ 1,011
Number of foreclosed residential real estate property | Property	1
Foreclosed residential real estate	$ 196
Mortgage loans in process of foreclosure	$ 449